Stockholder's Equity	Jun. 30, 2020
Equity [Abstract]
Stockholder's Equity
3.	Stockholder’s Equity

The Corporation is authorized to issue 1,000 shares of Common Stock, par value $0.01 per share, under the Corporation’s certificate of incorporation in effect as of June 30, 2020. In exchange for $1.00, the Corporation has issued 100 shares of Common Stock, all of which were held by New Academy Holding Company, LLC as of June 30, 2020.